UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                             Washington, D.C. 20549

                                                    Form 13F

                                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [  ]; Amendment Number:  __________

This Amendment  (Check only one.):              [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Stilwell Value LLC
Address:             111 Broadway, Suite 1203
                     New York, NY 10006

Form 13F File Number:  028-12466


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.




Person Signing this Report on Behalf of Reporting Manager:

Name:                Joseph Stilwell
Title:               Managing Member
Phone:               212-269-5800

Signature, Place, and Date of Signing:

 /s/ Joseph Stilwell          New York, NY                August 12, 2010
-----------------------      ---------------        ---------------------------
          [Signature]        [City, State]                     [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager

       No.               Form 13F File Number             Name

        1                028-12231                        Joseph Stilwell